Provisions	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory
Note 17
Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.
Overview of total provisions
USD m 31.12.25 31.12.24
Provisions other than provisions for expected credit losses 3,217 4,799
Provisions for expected credit losses
1
347 332
Total provisions 3,564 5,131
1 Refer to Note 9 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.
The table below presents additional information for provisions other than provisions for expected credit losses.
Additional information for provisions other than provisions for expected credit losses
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total 2025
Balance at the beginning of the year 3,598 699 224 278 4,799
Increase in provisions recognized in the income statement 1,166
5
847 17 193 2,222
Release of provisions recognized in the income statement (556)
6
(260) (5) (70) (891)
Provisions used in conformity with designated purpose (2,283)
7
(785) (42) (114) (3,223)
Foreign currency translation and other movements 184 58 36 31 309
Balance at the end of the year
2,109 560 229 319 3,217
1 Consists of provisions for losses resulting from legal, liability and compliance risks.
2 Includes USD
282
m of personnel-related restructuring provisions as of 31 December
2025 (31 December 2024: USD
262 m),
USD 229 m of provisions for onerous contracts related to real estate as of 31 December 2025 (31 December 2024: USD 383 m) and USD 48 m of restructuring provisions for onerous contracts related to technology as of 31 December 2025 (31 December 2024:
USD
54
m).
3 Mainly includes provisions for reinstatement
costs with respect to leased properties.
4 Mainly includes provisions in relation to
employee benefits, VAT,
and operational risks.
5 Includes a provision for the estimated costs of UBS’s ongoing obligations with the US Department of Justice as described in item 1 of section b) of this Note.
6 Mainly includes the releases
of provisions regarding the resolution
of the legacy matter related
to UBS’s cross-border
business activities in France
in the third quarter of
2025 as described in item
1 of section b) of
this Note and the resolution
reached with the US Department of Justice in the second quarter of 2025 as described in item 1 of section b) of this Note.
7 Mainly includes provisions used for the settlement of the legacy matter related to UBS’s cross-border business activities in France
as described in item 1 of section
b) of this Note and for the
resolutions reached with the US Department
of Justice in the second and third
quarters of 2025 as described in
item 1 and item 4 of section b) of this Note.
Restructuring provisions are
generally recognized as
a consequence of
management agreeing to
materially change the
scope of the
business or the
manner in which
it is conducted,
including changes
in management
structures. Restructuring
provisions relate
to onerous
contracts and
personnel-related provisions.
Onerous contracts
for property
are recognized
when UBS AG is committed to pay for non-lease components, such as utilities, service charges, taxes and maintenance,
when
a
property
is
vacated
or
not
fully
recovered
from
sub-tenants.
Personnel-related
restructuring
provisions
are
generally used
within a
short period
of time.
The level
of personnel-related
provisions can
change when
natural staff
attrition reduces the number of people affected by a restructuring event, and therefore results in lower estimated costs.
Information about provisions
and contingent liabilities
with respect to
litigation, regulatory and
similar matters, as
a class,
is included in Note 17b. There are no material contingent liabilities associated with the other classes of provisions.